UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                ------------------

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monarch Alternative Capital LP
          ------------------------------
Address:  535 Madison Avenue
          ------------------
          New York, NY 10022
          ------------------


Form 13F File Number: 28-12184
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Weinstock
         -----------------
Title:   Managing Principal
         ------------------
Phone:   (212) 554-1700
         --------------

Signature, Place, and Date of Signing:

/s/ Michael Weinstock        New York, NY               February 14, 2013
---------------------        ------------               -----------------
[Signature]                  [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all entries of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no entries reported are in this report, and all entries are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the entries for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0
                                           -------

Form 13F Information Table Entry Total:       6
                                           -------

Form 13F Information Table Value Total:    90,201
                                        -----------
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.




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





                                  FORM 13F INFORMATION TABLE



Column 1                   Column 2         Column 3    Column 4   Column 5              Column 6   Column 7    Column 8
NAME OF ISSUER             TITLE OF          CUSIP       VALUE    SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER        VOTING
                            CLASS                       (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                              Sole    Shared    None
CORE MARK HOLDING CO INC   COM              218681104      202        4,271  SH         Defined                            4,271
LYONDELLBASELL
INDUSTRIES N               SHS - A -        N53745100       13          219  SH         Defined                              219
AMERICAN INTL GROUP INC    COM NEW          026874784   41,831    1,185,000  SH         Defined                        1,185,000
U S CONCRETE INC           COM NEW          90333L201    5,313      587,087  SH         Defined                          587,087
U S CONCRETE INC           DEBT 9.500% 8/3  90333LAF9   15,029   11,975,000  PRN        Defined                       11,975,000
DELPHI AUTOMOTIVE PLC      SHS              G27823106   27,813      727,145  SH         Defined                          727,145






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